REFUND OF WOW GAME POINTS (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2025 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 07, 2009 CNY (¥)
REFUND OF WOW GAME POINTS
Legal liability	2 years	10 years
Other operating Income			¥ 26.0
Liability related to refund of WOW game points, release period		10 years
Legal liability maximum statute of limitations period		20 years
World of Warcraft ("WoW")
REFUND OF WOW GAME POINTS
Refund of game points		¥ 170.0		$ 24.3	¥ 175.3	$ 25.1	¥ 201.0
Advances from customer, current		¥ 5.3		$ 0.8